Balance Sheet Classification of Provisions and Other (Detail) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [abstract]
Current	$ 2,175	$ 3,140
Long-term	6,704	7,472
Other provisions	$ 8,879	$ 10,612	$ 10,636